Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted Average Shares Outstanding (Detail)		9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 16, 2015	Sep. 30, 2015 shares	Sep. 30, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2014 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse stock split, description		One share for every five shares previously held.			One share for every five shares previously held.
Antidilutive securities excluded from computation of diluted weighted average shares outstanding					10,037,255
Conversion ratio of common stock	0.2
Unvested Restricted Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding		391,607	537,341	0	578,994
Options Issued and Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding		3,257,701	1,732,995	0	2,264,497
Unvested Restricted Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding				5,370,000	0
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding		0	10,037,255	0	50,186,334
Convertible Preferred Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average shares outstanding				5,000,000	0